Accounts Receivable and Prepaid Expenses (Tables)	12 Months Ended
Dec. 31, 2017
Accounts Receivable And Prepaid Expenses
Schedule of accounts receivable and prepaid expenses
	December 31,
	2017	2016
	USD

Government authorities	$66	$22
Prepaid expenses and others	$3,093	$1,985

	$3,159	$2,007